Leases (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases Details Narrative [Abstract]
Lease term description	Leases generally have lease terms between 2 years to 7 years with an option to renew the lease after that date.
Cash payments related to principal portion of lease payments as financing activities	$ 668	$ 660	$ 444
Cash payments related to interest portion as operating activities	$ 212	$ 243	$ 272